Note 40 - Depreciation	6 Months Ended
Jun. 30, 2020
Depreciation and amortisation expense
Disclosure of Depreciation

40. Depreciation and amortization

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Depreciation and amortization (Millions of Euros)
	June 2020	June 2019
Tangible assets	456	488
Of which: For own use	266	294
Of which: Right-of-use assets	188	192
Intangible assets	310	302
Total	766	790